PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) as of December 31, 2025
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Aerospace & Defense 3.6%
Firefly Aerospace, Inc.*(a)	102,129	$2,284,626
Hexcel Corp.	570,900	42,189,510
Karman Holdings, Inc.*	244,440	17,885,675
Mercury Systems, Inc.*(a)	124,119	9,061,928
VSE Corp.	278,661	48,144,261
		119,566,000
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	75,258	12,098,476
Automobile Components 1.3%
Dorman Products, Inc.*	352,371	43,408,583
Banks 7.6%
Ameris Bancorp	737,839	54,799,303
East West Bancorp, Inc.	390,170	43,851,206
Eastern Bankshares, Inc.	2,112,041	38,924,916
First Interstate BancSystem, Inc. (Class A Stock)	323,987	11,209,950
Heritage Financial Corp.	1,390,439	32,883,882
MidWestOne Financial Group, Inc.	151,872	5,847,072
Renasant Corp.	441,530	15,550,687
Wintrust Financial Corp.	327,961	45,855,507
		248,922,523
Beverages 0.7%
Celsius Holdings, Inc.*	474,521	21,704,591
Biotechnology 4.6%
Arcutis Biotherapeutics, Inc.*	2,145,419	62,302,968
CG oncology, Inc.*	122,286	5,077,315
Newamsterdam Pharma Co. NV (Netherlands)*	966,538	33,906,153
Rhythm Pharmaceuticals, Inc.*	238,830	25,564,363
Scholar Rock Holding Corp.*	588,603	25,927,962
		152,778,761
Building Products 1.1%
Griffon Corp.	89,768	6,611,413
Hayward Holdings, Inc.*	1,979,902	30,589,486
		37,200,899
Capital Markets 3.0%
Acadian Asset Management, Inc.	720,010	33,840,470
Houlihan Lokey, Inc.	62,421	10,873,114
Marex Group PLC (United Kingdom)	599,306	22,989,378
Moelis & Co. (Class A Stock)	405,204	27,853,723
Wealthfront Corp.*	145,119	1,972,167
		97,528,852
Chemicals 0.9%
Avient Corp.	223,217	6,973,299
Element Solutions, Inc.	936,338	23,399,087
		30,372,386

PGIM Jennison Small Company Fund

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 0.6%
ACV Auctions, Inc. (Class A Stock)*	2,333,882	$18,717,734
Construction & Engineering 0.9%
Argan, Inc.	41,934	13,138,761
Great Lakes Dredge & Dock Corp.*	1,133,168	14,867,164
		28,005,925
Consumer Finance 0.4%
LendingTree, Inc.*	251,200	13,336,208
Consumer Staples Distribution & Retail 1.3%
Performance Food Group Co.*(a)	466,679	41,963,776
Containers & Packaging 0.7%
Crown Holdings, Inc.	230,164	23,699,987
Electric Utilities 1.9%
IDACORP, Inc.(a)	499,438	63,208,873
Electrical Equipment 1.6%
Allient, Inc.	8,286	445,373
Generac Holdings, Inc.*	163,646	22,316,405
Regal Rexnord Corp.	213,192	29,915,101
		52,676,879
Electronic Equipment, Instruments & Components 0.9%
Coherent Corp.*	75,198	13,879,295
TTM Technologies, Inc.*	214,725	14,816,025
		28,695,320
Energy Equipment & Services 0.8%
Expro Group Holdings NV*	1,969,440	26,292,024
Financial Services 1.3%
Essent Group Ltd.	106,085	6,896,586
Flywire Corp.*	1,889,363	26,753,380
Shift4 Payments, Inc. (Class A Stock)*(a)	142,025	8,943,314
		42,593,280
Health Care Providers & Services 2.6%
Encompass Health Corp.	222,802	23,648,204
GeneDx Holdings Corp.*	66,419	8,638,455
Guardant Health, Inc.*	193,075	19,720,681
Guardian Pharmacy Services, Inc. (Class A Stock)*	52,782	1,588,210
LifeStance Health Group, Inc.*	2,454,387	17,278,884
Option Care Health, Inc.*	503,889	16,053,904
		86,928,338
Health Care Technology 0.2%
Waystar Holding Corp.*	174,581	5,717,528
Hotel & Resort REITs 0.4%
Summit Hotel Properties, Inc.	3,018,911	14,702,097

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 2.8%
Churchill Downs, Inc.	498,343	$56,701,467
Domino’s Pizza, Inc.	36,525	15,224,350
Navan, Inc. (Class A Stock)*	601,726	10,277,480
Shake Shack, Inc. (Class A Stock)*	142,125	11,536,286
		93,739,583
Household Durables 1.0%
Toll Brothers, Inc.	241,119	32,604,111
Industrial REITs 0.4%
Plymouth Industrial REIT, Inc.	647,031	14,157,038
Insurance 6.3%
Axis Capital Holdings Ltd.	454,951	48,720,703
Exzeo Group, Inc.*	250,935	6,085,174
Lincoln National Corp.	1,109,303	49,397,262
Markel Group, Inc.*	30,999	66,637,000
RenaissanceRe Holdings Ltd. (Bermuda)	95,288	26,791,174
Ryan Specialty Holdings, Inc.	179,551	9,270,218
Skyward Specialty Insurance Group, Inc.*	28,881	1,476,108
		208,377,639
Interactive Media & Services 0.9%
Pinterest, Inc. (Class A Stock)*	1,161,004	30,058,394
Life Sciences Tools & Services 1.9%
Adaptive Biotechnologies Corp.*	1,037,254	16,845,005
ICON PLC*	195,307	35,588,841
Sotera Health Co.*	591,742	10,438,329
		62,872,175
Machinery 5.4%
Enerpac Tool Group Corp.	160,597	6,141,229
Gates Industrial Corp. PLC*	1,435,327	30,816,471
Helios Technologies, Inc.	365,376	19,543,962
Lindsay Corp.	131,610	15,512,871
Nordson Corp.	180,473	43,391,123
RBC Bearings, Inc.*	67,361	30,206,693
Trinity Industries, Inc.	1,250,340	33,058,990
		178,671,339
Marine Transportation 1.1%
Kirby Corp.*	334,418	36,846,175
Metals & Mining 5.0%
Eldorado Gold Corp. (Turkey)*	3,088,740	110,947,541
ERO Copper Corp. (Brazil)*	1,867,349	52,828,066
		163,775,607
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Ladder Capital Corp.	3,255,277	35,775,494
Multi-Utilities 1.9%
NiSource, Inc.	1,467,457	61,281,004

PGIM Jennison Small Company Fund

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Office REITs 0.9%
Cousins Properties, Inc.	1,108,781	$28,584,374
Oil, Gas & Consumable Fuels 2.5%
Gulfport Energy Corp.*	287,769	59,853,074
Permian Resources Corp.	1,629,154	22,857,031
		82,710,105
Pharmaceuticals 2.0%
Elanco Animal Health, Inc.*	1,024,342	23,180,859
Tarsus Pharmaceuticals, Inc.*	512,819	41,989,620
		65,170,479
Professional Services 2.0%
Huron Consulting Group, Inc.*	256,759	44,396,199
Korn Ferry	346,947	22,905,441
		67,301,640
Residential REITs 1.1%
Independence Realty Trust, Inc.	2,091,700	36,562,916
Retail REITs 0.5%
Urban Edge Properties	789,113	15,143,078
Semiconductors & Semiconductor Equipment 7.8%
Impinj, Inc.*	36,062	6,275,149
Lattice Semiconductor Corp.*	817,820	60,175,196
MACOM Technology Solutions Holdings, Inc.*	252,930	43,321,850
Onto Innovation, Inc.*	292,434	46,163,631
Semtech Corp.*	137,287	10,116,679
Tower Semiconductor Ltd. (Israel)*	603,052	70,810,366
Universal Display Corp.	164,255	19,181,699
		256,044,570
Software 5.5%
Agilysys, Inc.*	68,888	8,186,650
Appfolio, Inc. (Class A Stock)*	86,719	20,175,175
AvePoint, Inc.*	1,218,781	16,928,868
Cipher Mining, Inc.*	719,412	10,618,521
Clearwater Analytics Holdings, Inc. (Class A Stock)*	527,482	12,722,866
Core Scientific, Inc.*	410,390	5,975,278
I3 Verticals, Inc. (Class A Stock)*(a)	488,529	12,306,046
Intapp, Inc.*	538,037	24,652,855
JFrog Ltd.*	192,961	12,052,344
Procore Technologies, Inc.*(a)	90,503	6,583,188
Q2 Holdings, Inc.*	347,120	25,048,179
Riskified Ltd. (Class A Stock)*	2,451,436	12,183,637
Varonis Systems, Inc.*	190,392	6,244,858
Vertex, Inc. (Class A Stock)*	386,350	7,715,410
		181,393,875
Specialized REITs 1.4%
Gaming & Leisure Properties, Inc.	886,762	39,629,394
National Storage Affiliates Trust	242,475	6,840,220
		46,469,614

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 2.8%
Boot Barn Holdings, Inc.*(a)	145,409	$25,660,326
Burlington Stores, Inc.*	94,044	27,164,610
Five Below, Inc.*	212,031	39,938,159
		92,763,095
Textiles, Apparel & Luxury Goods 4.2%
Kontoor Brands, Inc.	499,595	30,520,258
On Holding AG (Switzerland) (Class A Stock)*	434,960	20,216,941
Ralph Lauren Corp.	243,321	86,040,739
		136,777,938
Trading Companies & Distributors 2.3%
Core & Main, Inc. (Class A Stock)*	183,996	9,562,272
Rush Enterprises, Inc. (Class A Stock)	225,237	12,149,284
WESCO International, Inc.	226,264	55,353,225
		77,064,781

Total Long-Term Investments (cost $2,472,777,890)		3,214,264,064

Short-Term Investments 5.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	78,670,121	78,670,121
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $107,421,934; includes $107,129,189 of cash collateral for securities on loan)(b)(wb)	107,493,175	107,428,679

Total Short-Term Investments (cost $186,092,055)		186,098,800

TOTAL INVESTMENTS 103.3% (cost $2,658,869,945)		3,400,362,864
Liabilities in excess of other assets (3.3)%		(107,943,550)

Net Assets 100.0%		$3,292,419,314

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $103,975,005; cash collateral of $107,129,189 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Jennison Small Company Fund